Related Party Transactions (Details) - Schedule of short-term borrowings from related parties - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party		$ 16,209,546	$ 13,506,184
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party	[1]	13,474,546	13,506,184
Guardforce Holdings HK Limited Member
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party	[2]	$ 2,735,000

[1]	The loan with Profit Raider Investment Limited is due on December 31, 2022, bearing interest rate at 4%. For the six months ended June 30, 2022 and 2021, interest expense was $299,817 and $117,150, respectively. As of the date of this report, the Company has been negotiating with Profit Raider on the further extension of loan.
[2]	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. During the six months ended June 30, 2022, the Company repaid $670,000 to partially settle the principal. On July 26 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $770 and $nil, respectively. This loan is classified as long-term borrowings from a related party.